National Telehealth Network - Additional Information (Detail) - NTN [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2016
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 3,920	$ 884	$ 1,176	$ 362
Noncontrolling Interest [Member]
Schedule of Equity Method Investments [Line Items]
Non controlling interest carrying value	$ 22,339		$ 26,259	$ 27,435
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Business combination step acquisition equity interest in acquiree including subsequent acquisition percentage					100.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Business combination step acquisition equity interest in acquiree including subsequent acquisition percentage					50.00%